Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Segments (Details) [Line Items]
Intangible asset	$ 1,288	$ 1,042
Online Sales Segment [Member]
Operating Segments (Details) [Line Items]
Intangible asset	$ 1,344